As filed with the Securities and Exchange Commission on May 16, 2014.

Registration Nos. 033-14954

811-05199

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 56	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 58	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street,

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates to all series of the Registrant, other than the two series in registration.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS VARIABLE INSURANCE TRUST, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 16th day of May, 2014.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

By:	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 16th day of May, 2014.

Signature	Capacity	Signature	Capacity

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	/s/ William E. Mayer* William E. Mayer	Trustee

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	/s/ David M. Moffett* David M. Moffett	Trustee

/s/ Joseph F. DiMaria Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	/s/ Charles R. Nelson* Charles R. Nelson	Trustee

/s/ Rodman L. Drake* Rodman L. Drake	Trustee	/s/ John J. Neuhauser* John J. Neuhauser	Trustee

/s/ Douglas A. Hacker* Douglas A. Hacker	Trustee	/s/ Patrick J. Simpson* Patrick J. Simpson	Trustee

/s/ Janet Langford Kelly* Janet Langford Kelly	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Nancy T. Lukitsh* Nancy T. Lukitsh	Trustee	/s/ Anne-Lee Verville* Anne-Lee Verville	Trustee

*	By:	/s/ Ryan C. Larrenaga
	Name:	Ryan C. Larrenaga**
Attorney-in-fact

**	Executed by Ryan C. Larrenaga on behalf of William F. Truscott pursuant to a Power of Attorney dated March 9, 2012 and incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on March 30, 2012, on behalf of Nancy T. Lukitsh pursuant to a Power of Attorney dated August 24, 2011 and incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on January 18, 2012, on behalf of David M. Moffett pursuant to a Power of Attorney dated May 1, 2011 and incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 20, 2011, and on behalf of each of the other Trustees pursuant to a Power of Attorney dated May 1, 2010 and incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A, filed with the Commission on May 28, 2010.

SIGNATURES

VPGMA Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, with respect only to information that specifically relates to VPGMA Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, on the 16th day of May, 2014.

VPGMA OFFSHORE FUND, LTD.

By	/s/ Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, with respect only to information that specifically relates to VPGMA Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 16th day of May, 2014.

Signature	Capacity

/s/ Amy K. Johnson Amy K. Johnson	Director, VPGMA Offshore Fund, Ltd

/s/ Tony P. Haugen Tony P. Haugen	Director, VPGMA Offshore Fund, Ltd

/s/ Paul D. Pearson Paul D. Pearson	Director, VPGMA Offshore Fund, Ltd

SIGNATURES

VPMF Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Variable Portfolio – AQR Managed Futures Strategy Fund, with respect only to information that specifically relates to VPMF Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, on the 16th day of May, 2014.

VPMF OFFSHORE FUND, LTD.

By	/s/ Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Variable Portfolio – AQR Managed Futures Strategy Fund, with respect only to information that specifically relates to VPMF Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 16th day of May, 2014.

Signature	Capacity

/s/ Amy K. Johnson Amy K. Johnson	Director, VPMF Offshore Fund, Ltd

/s/ Tony P. Haugen Tony P. Haugen	Director, VPMF Offshore Fund, Ltd

/s/ Paul D. Pearson Paul D. Pearson	Director, VPMF Offshore Fund, Ltd

SIGNATURES

VPCS Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Variable Portfolio – Goldman Sachs Commodity Strategy Fund, with respect only to information that specifically relates to VPCS Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, on the 16th day of May, 2014.

VPCS OFFSHORE FUND, LTD.

By	/s/ Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Variable Portfolio – Goldman Sachs Commodity Strategy Fund, with respect only to information that specifically relates to VPCS Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 16th day of May, 2014.

Signature	Capacity

/s/ Amy K. Johnson Amy K. Johnson	Director, VPCS Offshore Fund, Ltd

/s/ Tony P. Haugen Tony P. Haugen	Director, VPCS Offshore Fund, Ltd

/s/ Paul D. Pearson Paul D. Pearson	Director, VPCS Offshore Fund, Ltd

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase